Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Comprehensive Income [Abstract]
Net loss	$ (48,544)	$ (199,841)	$ (79,567)
Unrealized gain (loss) relating to postretirement benefit plan	(80)	38	(102)
Comprehensive loss	(48,624)	(199,803)	(79,669)
Less: Net income (loss) attributable to noncontrolling interests	2,766	(13)	3,993
Comprehensive loss attributable to Partnership	$ (51,390)	$ (199,790)	$ (83,662)